Income Tax: (Details 3)	Dec. 31, 2019 USD ($)
Income Tax Details Three [Abstract]
Canadian tax loss carryforward expiring 2026	$ 2,016,148
Canadian tax loss carryforward expiring 2027	3,741,708
Canadian tax loss carryforward expiring 2028	14,261,686
Canadian tax loss carryforward expiring 2029	13,515,905
Canadian tax loss carryforward expiring 2030	16,698,149
Canadian tax loss carryforward expiring 2031	18,698,061
Canadian tax loss carryforward expiring 2032	5,425,100
Canadian tax loss carryforward expiring 2033	7,886,980
Canadian tax loss carryforward expiring 2034	9,138,261
Canadian tax loss carryforward expiring 2035	13,044,194
Canadian tax loss carryforward expiring 2036	15,508,174
Canadian tax loss carryforward expiring 2037	11,695,291
Canadian tax loss carryforward expiring 2038	422,267
Canadian tax loss carryforward expiring 2039	4,231,821
Total Canadian tax loss carryforward	136,283,745
Total US tax loss carryforward	$ 2,376,205